                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               -----
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Breeden
Title:   Chairman
Phone:   (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden            Greenwich, CT            August 16, 2010
------------------------    ---------------------------    -----------------
     [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 16

Form 13F Information Table Value Total:        $ 1,157,254
                                               (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE
                         BREEDEN CAPITAL MANAGEMENT LLC
                         FOR QUARTER ENDED JUNE 30, 2010

                                                                                                          Voting Authority
                              Title of              Value   Shrs or prn SH/ Put/ Investment  Other   ---------------------------
Name of Issuer                 Class     CUSIP    (x $1000)    amt      PRN Call Discretion Managers    Sole      Shared    None
--------------               --------- ---------- --------- ----------- --- ---- ---------- -------- ----------   ------    ----
AON CORP                     COM       037389103    95,079    2,561,396  SH       SOLE                2,561,396
BALLY TECHNOLOGIES INC       COM       05874B107    88,294    2,725,964  SH       SOLE                2,725,964
BLOCK H & R INC              COM       093671105   208,554   13,292,143  SH       SOLE               13,292,143
BURGER KING HLDGS INC        COM       121208201    73,350    4,355,720  SH       SOLE                4,355,720
DUN & BRADSTREET CORP DEL NE COM       26483E100    89,631    1,335,377  SH       SOLE                1,335,377
EMCOR GROUP INC              COM       29084Q100    39,558    1,707,301  SH       SOLE                1,707,301
FIDELITY NATL INFORMATION SV COM       31620M106    30,011    1,118,985  SH       SOLE                1,118,985
HELMERICH & PAYNE INC        COM       423452101   132,083    3,616,742  SH       SOLE                3,616,742
HEWITT ASSOCS INC            COM       42822Q100    22,507      653,146  SH       SOLE                  653,146
HILLENBRAND INC              COM       431571108   108,434    5,069,358  SH       SOLE                5,069,358
NASDAQ OMX GROUP INC         COM       631103108    10,668      600,000  SH       SOLE                  600,000
RAYTHEON CO                  COM NEW   755111507    70,014    1,446,867  SH       SOLE                1,446,867
SAIC INC                     COM       78390X101    14,255      851,570  SH       SOLE                  851,570
STERIS CORP                  COM       859152100   157,492    5,067,321  SH       SOLE                5,067,321
VALUECLICK INC               COM       92046N102     2,992      279,864  SH       SOLE                  279,864
ZALE CORP NEW                COM       988858106    14,332    9,070,839  SH       SOLE                9,070,839